Inventory	12 Months Ended
Dec. 31, 2011
Inventory

Note 9 — Inventory

Inventory consisted of the following at December 31:

	2011	2010
Raw materials	$15,216	$63,940
Finished goods	532,943	564,044
	$548,159	$627,984